BASIS OF PRESENTATION (Details)		12 Months Ended
	Mar. 04, 2023	Dec. 31, 2022
Stockholders' Equity, Reverse Stock Split		During March 2023, the Company effectuated a twenty-for-one reverse stock split. All share, stock option and warrant information has been retroactively adjusted to reflect the stock split. See Note 11 for additional discussion.
Reverse stock split ratio	0.05
Subsequent Events
Reverse stock split ratio	0.05